CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,883,272)	$ (20,248,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	31,773	75,165
Loss on reserve for inventory obsolesence	90,000	0
Depreciation and amortization	613,500	1,092,143
Stock-based compensation	1,279,295	717,863
Change in fair value of derivative liabilities	(8,100,922)	470,052
Non-cash interest expense:
Amortization of deferred costs	1,112,890	248,606
Amortization of debt discount	589,692	323,146
Deferred income tax provision	19,584	18,589
Loss (Gain) on disposal of assets	131,456	(594,173)
Loss on abandonment of lease	242,466	0
Impairment of IPR&D and trademarks	4,683,829	0
Effect of amendment to contingent consideration	0	1,006,159
Loss on extinguishment of debt	0	19,868
Effect of issuance of warrants for term loan modification	0	303,517
Change in operating assets and liabilities, net of those acquired:
Accounts and other receivable, net	2,005,581	(2,268,104)
Inventory	464,887	58,590
Prepaid expenses and other current assets	(1,080,842)	(210,153)
Accounts payable	(1,474,108)	1,917,680
Accrued expenses	1,570,877	3,288,621
Deferred revenues	(740,990)	2,182,842
Other liabilities	21,034	196,953
Net cash used in operating activities	(17,423,270)	(11,400,996)
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment acquisitions	(482,962)	(750,697)
Proceeds from sale of equipment	133,767	2,139,672
Net cash provided by (used in) investing activities	(349,195)	1,388,975
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt, net	32,967,060	6,240,797
Proceeds from issuance of common stock, net	3,666,260	5,462,132
Repayment of note payable	(6,201,143)	(1,020,000)
Net cash provided by financing activities	30,432,177	10,682,929
Net increase in cash	12,659,712	670,908
Cash, beginning of period	3,286,713	2,615,805
Cash, end of period	$ 15,946,425	$ 3,286,713